Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Line Items]
Restricted cash	$ 203,779	$ 401,110	$ 81,537
Interest expenses	$ 507,198	$ 295,631
Guaranteed by David Chuang [Member]
Borrowings [Line Items]
Weighted average interest rates	2.18%	1.91%
Line of Credit [Member]
Borrowings [Line Items]
Unused credit facilities	$ 8,238,823